Property and Equipment, Net - Schedule of property and equipment, net (Detail) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,445,529	$ 1,184,924	$ 935,694
Less: accumulated depreciation	(489,848)	(350,141)	(132,587)
Property and equipment, net	955,681	834,783	803,107
Laptops and IT equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	221,917	216,535	82,437
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	763,511	711,930	618,314
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	45,370	45,370	42,375
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	264,228	208,031	$ 192,568
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 150,503	$ 3,058